ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.                                      ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated and combined carve-out financial statements for the year ended December 31, 2013, which are included in our Annual Report on Form 20-F.

Under the First Amended and Restated Agreement of Limited Partnership of the Partnership (the "Partnership Agreement"), our general partner has irrevocably delegated to our board of directors the power to oversee and direct the operations of, and to manage and determine the strategies and policies of the Partnership. During the period from our initial public offering ("IPO") in April 2011 until the time of our first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of our board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, we are no longer considered to be under common control with Golar and as a consequence, from this date, we no longer accounted for vessel acquisitions from Golar as transfer of equity interests between entities under common control.

In February 2013 and March 2014, we acquired from Golar 100% interests in the subsidiaries that own and operate the LNG carrier, the Golar Maria, and the FSRU, the Golar Igloo, respectively. Accordingly, the results of the Golar Maria and the Golar Igloo are consolidated into our results from the date of their acquisition. There has been no retroactive restatement of our financial statements to reflect the historical results of the Golar Maria and the Golar Igloo prior to their acquisition.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated and combined carve-out financial statements for the year ended December 31, 2013.